Tax - Schedule of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current:
United Kingdom	$ 138.3	$ 145.8	$ 93.4
Foreign Other	20.7	21.9	18.6
Total Current	159.0	167.7	112.0
Deferred:
United Kingdom	0.6	(0.7)	40.7
Foreign Other	2.1	0.2	2.5
Total Deferred	2.7	(0.5)	43.2
Tax (benefit)/expense	$ 161.7	$ 167.2	$ 155.2